UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON DC 20549



FORM 13F



FORM 13F COVER PAGE







Report for the Calendar Year or Quarter Ended: March 31, 2012





Check here if Amendment []; Amendment Number:

This Amendment (Check one): [] is a restatement

                            [] adds new holdings entries





Institutional Investment Manager Filing this Report:



Longfellow Investment Management Co. LLC

20 Winthrop Square

Boston, MA 02110



13F File Number: 028-10136





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete,

and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person signing this Report on Behalf of Reporting Manager:



Name:  David W. Seeley

Title: Chairman

       Longfellow Investment Management Co. LLC

Phone: 617-695-3504



Signature, Place, and date of signing:

David W. Seeley, Boston, MA, May 4, 2012





Report Type:   [x]13F HOLDINGS REPORT

               [ ]13F NOTICE

               [ ]13F COMBINATION REPORT





List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE



Report Summary



Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    83

Form 13F information Table Value Total:    $169731

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Delphi Financial Group, Inc.	CL A		247131105	3313	74000	SH		Sole		74000
Kenneth Cole Productions, Inc.	CL A		193294105	1549	96200	SH		Sole		96200
Taleo Corporation		CL A		87424N104	4538	98800	SH		Sole		98800
ATS Corporation			COM		00211E104	1802	563184	SH		Sole		563184
Advance America Cash Advance	COM		00739W107	1906	181689	SH		Sole		181689
Archipelago Learning, Inc.	COM		03956P102	873	78500	SH		Sole		78500
Central Vermont Public Svc	COM		155771108	3469	98550	SH		Sole		98550
Cogdell Spencer Inc.		COM		19238u107	3421	806879	SH		Sole		806879
Dollar Thrifty Automotive Gr	COM		256743105	1501	18550	SH		Sole		18550
Encore Bancshares Inc.		COM		29255v201	2864	140600	SH		Sole		140600
Exelis Inc.			COM		30162a108	309	24650	SH		Sole		24650
Goodrich Corporation		COM		382388106	4641	37000	SH		Sole		37000
Great Wolf Resorts Inc.		COM		391523107	1536	268500	SH		Sole		268500
Harleysville Group Inc.		COM		412824104	2562	44400	SH		Sole		44400
Lowe's Companies, Inc.		COM		548661107	1933	61600	SH		Sole		61600
Medco Health Solutions, Inc.	COM		58405U102	2953	42000	SH		Sole		42000
Midas Inc.			COM		595626102	3329	290000	SH		Sole		290000
Minefinders Corporation Ltd.	COM		602900102	1959	140000	SH		Sole		140000
Motorola Mobility Hld Inc	COM		620097105	3043	77540	SH		Sole		77540
Novellus Systems, Inc.		COM		670008101	4153	83200	SH		Sole		83200
O'Charley's Inc.		COM		670823103	3969	403361	SH		Sole		403361
Pep Boys- Manny Moe Jack	COM		713278109	1435	96200	SH		Sole		96200
Progress Energy, Inc.		COM		743263105	3341	62900	SH		Sole		62900
Provident Energy Ltd.		COM		74386V100	737	61000	SH		Sole		61000
RSC Holdings, Inc.		COM		74972L102	3520	155800	SH		Sole		155800
SeraCare Life Sciences, Inc.	COM		81747t104	1610	404400	SH		Sole		404400
Thomas & Betts Corp   	    COM		    884315102	    4437    61700	SH	Sole		61700
Xylem Inc.			COM		98419m100	685	24700	SH		Sole		24700
Zoll Medical Corp		COM		989922109	4113	44400	SH		Sole		44400
Adams Golf Inc.			COM NEW 	006228209	962	89756	SH		Sole		89756
ITT Corporation			COM NEW 	450911201	284	12375	SH		Sole		12375
Ista Pharmaceuticals, Inc.	COM NEW 	45031X204	3172	352000	SH		Sole		352000
Pacific Capital Bancorp		COM NEW 	69404p200	3172	69540	SH		Sole		69540
Solutia, Inc.			COM NEW 	834376501	4076	145900	SH		Sole		145900
Transcend Services, Inc.	COM NEW 	893929208	2744	93500	SH		Sole		93500
Blackrock Credit Alloc III	COM SHS 	09249v103	1275	113500	SH		Sole		113500
TELUS Corp - non vote		NON-VTG SHS	87971M202	3008	52900	SH		Sole		52900
Radvision Ltd.			ORD		M81869105	2026	173000	SH		Sole		173000
Eaton Vance Senior Inc Tr	SH BEN INT	27826s103	2759	382644	SH		Sole		382644
VALE SA-SP ADR			ADR		91912E105	346	15,200	SH		Sole		15,200
ALERIAN MLP ETF	Alerian 	MLP		00162Q866	1,093	66,092	SH		Sole		66,092
TECK RESOURCES LTD-CLS B	CL B		878742204	1,016	29,400	SH		Sole		29,400
MARKET VECTORS COAL ETF		COAL 	ETF	57060U837	201	6,400	SH		Sole		6,400
AES CORP			COM		00130H105	13	1,000	SH		Sole		1,000
AGRIUM INC			COM		008916108	679	7,900	SH		Sole		7,900
ALPHA NATURAL RESOURCES INC	COM		02076X102	62	4,400	SH		Sole		4,400
ALTRIA GROUP INC		COM		02209S103	1,116	35,819	SH		Sole		35,819
BARRICK GOLD CORP		COM		067901108	937	22,900	SH		Sole		22,900
CHEVRON CORP			COM		166764100	342	3,300	SH		Sole		3,300
CLIFFS NATURAL RESOURCES INC	COM		18683K101	706	10,650	SH		Sole		10,650
CONOCOPHILLIPS			COM		20825C104	690	9,200	SH		Sole		9,200
FREEPORT-MCMORAN COPPER		COM		35671D857	114	3,050	SH		Sole		3,050
GOLDCORP INC			COM		380956409	971	23,670	SH		Sole		23,670
HALLIBURTON CO			COM		406216101	459	14,175	SH		Sole		14,175
HECLA MINING CO			COM		422704106	307	74,200	SH		Sole		74,200
MERCK & CO INC		    COM		    58933Y105	    35	    905	    SH		    Sole		    905
MOSAIC CO (THE)			COM		61945C103	460	8,900	SH		Sole		8,900
NATIONAL OILWELL VARCO INC	COM		637071101	997	12,750	SH		Sole		12,750
NEWMONT MINING CORP     	COM		651639106	1,037	21,600	SH		Sole		21,600
PFIZER INC			COM		717081103	170	7,715	SH		Sole		7,715
PHILIP MORRIS INTERNATIONAL	COM		718172109	86	975	SH		Sole		975
POTASH CORP OF SASKATCHEWAN	COM		73755L107	324	7,350	SH		Sole		7,350
PROSPECT CAPITAL CORPORATION	COM		74348T102	77	7,040	SH		Sole		7,040
SILVER WHEATON CORP		COM		828336107	1,084	35,000	SH		Sole		35,000
WILLIAMS COS INC		COM		969457100	70	2,250	SH		Sole		2,250
WPX ENERGY INC			COM		98212B103	13	749	SH		Sole		749
XCEL ENERGY INC			COM		98389B100	69	2,625	SH		Sole		2,625
CIT GROUP INC EQUITY		COM NEW 	125581801	105	2,604	SH		Sole		2,604
KINROSS GOLD CORP		COM NO PAR	496902404	30	3,275	SH		Sole		3,275
MARKET VECTORS GOLD MINERS	GOLD ETF	57060U100	4,846	104,250	SH		Sole		104,250
ISHARES SILVER TRUST   		ISHARES 	46428Q109	2,094	68,450	SH		Sole		68,450
ISHARES S&P 		    S&P SH NTL 	464288158	1,086	10,173	SH		Sole		10,173
ETFS PLATINUM TRUST		SH BEN INT	26922V101	2,025	12,733	SH		Sole		12,733
ETFS PALLADIUM TRUST		SH BEN INT	26923A106	1,937	30,608	SH		Sole		30,608
MFS HIGH YIELD MUNICIPAL TRU	SH BEN INT	59318E102	1,622	324,979	SH		Sole		324,979
ETFS GOLD TRUST			SHS		26922Y105	13,856	85,280	SH		Sole		85,280
ETFS SILVER TRUST		SILVER SHS	26922X107	10,844	346,994	SH		Sole		346,994
ROYAL DUTCH SHELL ADR		SPON ADR B	780259107	477	6,885	SH		Sole		6,885
ROYAL DUTCH SHELL PLC-ADR A	SPONS ADR A	780259206	25	365	SH		Sole		365
GOLD FIELDS LTD-SPONS ADR	SPONS ADR	38059T106	980	76,300	SH		Sole		76,300
RIO TINTO PLC - SPON ADR	SPONS ADR	767204100	744	13,730	SH		Sole		13,730
CENTRAL GOLDTRUST		TR Unit 	53546106	16,357	259,630	SH		Sole		259,630
SPROTT PHYSICAL GOLD TRUST	UNIT		85207H104	250	17,750	SH		Sole		17,750

